                                                                               .
                                                                               .
                                                                               .

               Prospectus and Statement of Additional Information Supplement dated May 1, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS(SM) VARIABLE ANNUITY                       45272 N (5/09)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY                            45275 K (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) AccessChoice Select Variable Annuity              273416 K (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Endeavor Select Variable Annuity                  273417 K (5/09)       273480 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Innovations Variable Annuity                      45273 N (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Innovations Classic Variable Annuity              45281 M (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Innovations Classic Select Variable Annuity       45312 J (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) New Solutions Variable Annuity                    240355 N (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Signature Variable Annuity                        43444 P (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Signature One Variable Annuity                    240192 R (5/09)
-------------------------------------------------------------------------------------------------------------


The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective May 1, 2009, AllianceBernstein VPS Global Technology Portfolio (Class
B) changed its name to AllianceBernstein VPS Global Thematic Growth Portfolio (Class B).

The following information has been replaced in the table under "Total annual operating expenses for each fund" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND:

                                                                                                                   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER    ACQUIRED FUND FEES      ANNUAL
                                                                 FEES       FEES   EXPENSES      AND EXPENSES        EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.29%            --%              1.29%((1))
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))



(1) The expense information in the table has been restated to reflect current expenses as of February 28, 2009 based on lower assets under management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45272-1 A (5/09)

* Valid until next prospectus update

               Prospectus and Statement of Additional Information Supplement dated May 1, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) FlexChoice Select Variable Annuity                45307 J (5/09)        274320 D(5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Innovations Select Variable Annuity               45304 J (5/09)        45313 M (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Signature One Select Variable Annuity             45301 J (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE((R)) Signature Select Variable Annuity                 45300 J (5/09)
-------------------------------------------------------------------------------------------------------------


The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective May 1, 2009, AllianceBernstein VPS Global Technology Portfolio (Class
B) changed its name to AllianceBernstein VPS Global Thematic Growth Portfolio (Class B).

The following information has been replaced in the table under "Total annual operating expenses for each fund" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND:

                                                                                                                   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER    ACQUIRED FUND FEES      ANNUAL
                                                                 FEES       FEES   EXPENSES      AND EXPENSES        EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.29%            --%              1.29%((1))
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))



(1) The expense information in the table has been restated to reflect current expenses as of February 28, 2009 based on lower assets under management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45304-11 A (5/09)

* Valid until next prospectus update